Variable Portfolio – Partners International Growth Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Growth Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.2%
Issuer	Shares	Value ($)
Australia 1.7%
Aristocrat Leisure Ltd.	178,258	8,252,182
Cochlear Ltd.	21,600	3,980,574
CSL Ltd.	44,100	5,801,190
Pro Medicus Ltd.	28,288	5,759,318
Total		23,793,264
Austria 1.5%
Erste Group Bank AG	209,293	20,574,034
Belgium 1.1%
UCB SA	52,504	14,655,702
Brazil 1.9%
MercadoLibre, Inc.(a)	7,949	18,576,336
NU Holdings Ltd., Class A(a)	429,961	6,883,676
Total		25,460,012
Canada 6.4%
Alimentation Couche-Tard, Inc.	142,600	7,607,997
Brookfield Asset Management Ltd., Class A	240,732	13,707,280
Canadian National Railway Co.	66,900	6,308,799
Celestica, Inc.(a)	16,196	3,990,371
Constellation Software, Inc.	3,258	8,844,334
Dollarama, Inc.	125,407	16,538,910
Intact Financial Corp.	71,769	13,963,420
Royal Bank of Canada	109,323	16,112,908
Total		87,074,019
China 3.1%
BYD Co., Ltd., Class H	729,000	10,304,181
Tencent Holdings Ltd.	171,400	14,604,926
Trip.com Group Ltd.	228,400	17,321,298
Total		42,230,405
Denmark 0.9%
Coloplast A/S, Class B	67,500	5,817,833
Novo Nordisk A/S, Class B	111,800	6,225,210
Total		12,043,043
Finland 0.6%
KONE OYJ, Class B	115,800	7,898,619
Common Stocks (continued)
Issuer	Shares	Value ($)
France 8.3%
Air Liquide SA	126,583	26,374,407
Dassault Systemes SE	195,400	6,573,455
Hermes International SCA	6,615	16,266,548
L’Oreal SA	18,600	8,081,460
LVMH Moet Hennessy Louis Vuitton SE	11,700	7,199,961
Safran SA	58,300	20,688,866
Schneider Electric SE	20,850	5,868,694
TotalEnergies SE	110,800	6,748,677
VINCI SA	116,995	16,259,025
Total		114,061,093
Germany 6.8%
Adidas AG	22,050	4,671,986
Heidelberg Materials AG	98,337	22,228,658
Infineon Technologies AG	191,000	7,492,963
Merck KGaA	49,100	6,370,465
MTU Aero Engines AG	5,991	2,763,873
Rheinmetall AG	7,780	18,198,752
SAP SE	78,421	20,998,574
Siemens Energy AG(a)	87,908	10,336,146
Total		93,061,417
Hong Kong 3.9%
AIA Group Ltd.	3,100,000	29,710,294
Hong Kong Exchanges and Clearing Ltd.	315,500	17,911,110
Jardine Matheson Holdings Ltd.	89,700	5,660,714
Total		53,282,118
India 2.3%
Bharat Electronics Ltd.	2,187,830	9,958,648
Bharti Airtel Ltd.	447,274	9,459,618
ICICI Bank Ltd.	820,154	12,429,637
Total		31,847,903
Ireland 0.4%
Flutter Entertainment PLC(a)	21,881	5,557,774

Variable Portfolio – Partners International Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Growth Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 6.3%
Enel SpA	2,150,517	20,379,462
Ferrari NV	25,564	12,404,164
Ferrari NV	17,100	8,288,727
Prysmian SpA	211,484	21,047,203
Recordati Industria Chimica e Farmaceutica SpA	79,900	4,876,696
UniCredit SpA	252,093	19,183,045
Total		86,179,297
Japan 13.2%
Asics Corp.	598,000	15,648,163
Capcom Co., Ltd.	103,500	2,810,130
Daikin Industries Ltd.	45,300	5,221,374
Disco Corp.	62,900	19,721,699
Don Quijote Holdings Co., Ltd.	1,425,500	9,385,411
Hitachi Ltd.	413,900	10,965,481
Hoya Corp.	54,700	7,563,389
IHI Corp.	856,000	15,942,379
Keyence Corp.	21,400	7,972,803
NEC Corp.	481,200	15,402,773
Nomura Research Institute Ltd.	445,100	17,088,301
Obic Co., Ltd.	161,000	5,611,398
Shimadzu Corp.	130,700	3,295,928
Shin-Etsu Chemical Co., Ltd.	223,100	7,305,083
Sumitomo Mitsui Financial Group, Inc.	586,600	16,502,744
Sysmex Corp.	271,000	3,350,201
Terumo Corp.	375,000	6,186,196
Tokio Marine Holdings, Inc.	250,600	10,606,182
Total		180,579,635
Netherlands 5.5%
ASML Holding NV	35,385	34,506,994
Euronext NV(b)	22,345	3,345,302
Prosus NV, Class N(a)	328,786	23,250,119
Universal Music Group NV	272,600	7,877,448
Wolters Kluwer NV	47,300	6,456,446
Total		75,436,309
Singapore 0.5%
CapitaLand Ascendas REIT	3,239,724	7,010,741
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 1.7%
SK Hynix, Inc.	94,085	23,323,482
Spain 4.1%
Amadeus IT Group SA, Class A	91,600	7,281,262
Banco Bilbao Vizcaya Argentaria SA	1,133,115	21,834,710
Iberdrola SA	997,690	18,885,608
Industria de Diseno Textil SA	155,200	8,589,364
Total		56,590,944
Sweden 0.5%
Atlas Copco AB, Class B	423,300	6,369,589
Switzerland 6.9%
ABB Ltd.	300,863	21,771,449
Chocoladefabriken Lindt & Spruengli AG	546	8,347,627
Lonza Group AG, Registered Shares	32,939	22,024,278
Roche Holding AG, Genusschein Shares	23,800	7,925,009
Sandoz Group AG, ADR	373,139	22,255,015
SGS SA, Registered Shares	68,000	7,066,549
VAT Group AG	13,600	5,428,678
Total		94,818,605
Taiwan 6.8%
Accton Technology Corp.	363,000	12,552,979
Sea Ltd. ADR(a)	131,584	23,518,008
Taiwan Semiconductor Manufacturing Co., Ltd.	935,000	40,614,368
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	60,620	16,930,560
Total		93,615,915
United Kingdom 12.8%
3i Group PLC	407,671	22,472,041
BAE Systems PLC	640,784	17,837,140
Compass Group PLC	556,375	18,964,465
Diploma PLC	292,158	20,911,555
Experian PLC	470,487	23,631,231
Halma PLC	442,575	20,602,207
InterContinental Hotels Group PLC	102,148	12,350,757
London Stock Exchange Group PLC	102,298	11,731,854
National Grid PLC	369,200	5,304,913
Sage Group PLC (The)	460,500	6,831,288
Variable Portfolio – Partners International Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Growth Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Unilever PLC	249,012	14,718,763
Total		175,356,214
United States 1.0%
Spotify Technology SA(a)	18,586	12,973,028
Total Common Stocks (Cost $1,107,491,740)		1,343,793,162

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(c),(d)	17,296,408	17,291,219
Total Money Market Funds (Cost $17,289,150)		17,291,219
Total Investments in Securities (Cost $1,124,780,890)		1,361,084,381
Other Assets & Liabilities, Net		6,979,797
Net Assets		$1,368,064,178
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $3,345,302, which represents 0.24% of total net assets.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	14,730,881	318,928,377	(316,370,108)	2,069	17,291,219	(3,454)	694,395	17,296,408
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Partners International Growth Fund  | 2025

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